Property, Plant and Equipment, Net (Details Textual) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net (Textual)
Capitalized borrowing costs	$ 9,284
Banco Nacional de Mexico, S.A. [Member]
Property, Plant and Equipment, Net (Textual)
Secured line of credit		$ 400,000